Investments in Other Entities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments in Other Entities

Note 10. Investments in Other Entities

As of December 31, 2018 and 2017 the investment in other entities is integrated as follows:

	2018		2017
Investment in Associates and Joint Ventures	Ps.	10,518	Ps.	11,501
Investment in Venezuelan operations		—		1,039

Total	Ps.	10,518	Ps.	12,540

As disclosed in Note 3.3, on December 31, 2017 the Company changed the method of accounting for its investment in Venezuela from consolidation to the fair value method using a Level 3 concept and recognized a fair value loss on its investment of Ps.1,039 during 2018 in OCI.

Effective December 31, 2017, the Company determined that deteriorating conditions in Venezuela had led the Company no longer control to continue consolidating its Venezuelan operation, the impacts of such deconsolidation are discussed on Note 3.3 above.

Details of the investment in associates and joint ventures are accounted for under the equity method at the end of the reporting period as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2018	2017	2018		2017
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps.	1,550	Ps.	2,036
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		162		153
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%		826		784
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%		3,120		2,933
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	26.3%	26.3%		1,571		1,560
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	24.7%	24.4%		2,084		3,001
UBI 3 Participacoes, LTDA(1)	Beverages	Brazil	26.0%	26.0%		7		391
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Caned bottling	Mexico	26.5%	26.5%		179		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%		129		121
KSP Participacoes, LTDA (1)	Beverages	Brazil	31.4%	38.7%		104		117
Other	Various	Various	Various	Various		786		228

					Ps. 10,518		Ps. 11,501

Accounting method:

(1)	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2018 the Company received dividends from Industria envasadora de Queretaro, S.A. de C.V. for the amount of Ps. 8. During 2017 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) and Promotora Mexicana de Embotelladores, S.A. de C.V. in the amount of Ps. 16 and Ps. 17.

During 2018 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 73 and Ps. 146, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. During 2018 there was a spin-off for our investment in UBI 3 resulted in Ps. (333) capitalized.

As of December 31, 2018, the Company recognize an impairment on its investment in Compañía Panameña de Bebibas,S.A.P.I. de C.V., for an amount of Ps.432 million, which was included in other expenses line. The Company will continue to monitor the results of this investment in conjunction with its partner The Coca Cola Company, looking for alternatives to improve the business’s profitability in the near future.

During 2017 the Company made capital contributions to Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Promotora Industrial Azucarera, S.A. de C.V. in the amounts of Ps. 349 and Ps. 182, respectively, there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. On June 25, 2017, the Company through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. sold 3.05% of their participation in Leao Alimentos e Bebidas, LTDA for an amount of Ps. 198.

On March 28, 2017 as part of AdeS acquisition the Company acquired an indirect participation in equity method investees in Brazil and Argentina for an aggregate amount of Ps.587. During 2017, Itabirito merged with Spal this transaction did not generate any cash flow.

For the years ended December 31, 2018, 2017 and 2016 the equity earnings recognized for associates was Ps. 44, Ps. 235 and Ps. 31, respectively.

For the years ended December 31, 2018, 2017 and 2016 the equity (loss) earnings recognized for joint ventures was Ps.(270), Ps. (175) and Ps. 116, respectively.